Description of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of Business

International Game Technology PLC (the “Parent”), together with its consolidated subsidiaries (collectively referred to as “IGT PLC,” the “Company,” “we,” “our,” or “us”), is a global leader in gaming that delivers entertaining and responsible gaming experiences for players across all channels and regulated segments, from Lotteries and Gaming Machines to Digital Gaming and Sports Betting. We operate and provide an integrated portfolio of innovative gaming technology products and services, including: lottery management services, online and instant lottery systems, gaming systems, instant ticket printing, electronic gaming machines, sports betting, digital gaming, digital lottery, and commercial services.

Effective September 1, 2021, the Company adopted a new business segment structure focused on three business segments: Global Lottery, Global Gaming, and Digital & Betting. The Company will be referring to Digital & Betting as “PlayDigital” in these notes to the consolidated financial statements.